[USAA EAGLE LOGO (R)] 9800 Fredericksburg Road
                      San Antonio, Texas 78288



                                      May 2, 2005



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:      USAA Life Investment Trust
         1933 Act File No. 33-82270
         1940 Act File No. 811-8672

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment to the registrant's Registration Statement filed on April 29, 2005, and the text of the most recent Post-Effective Amendment to the registrant's Registration Statement has been filed electronically.

                                      Sincerely,


                                      /S/ EILEEN SMILEY
                                      ---------------------
                                      Eileen Smiley
                                      Vice President
                                      Securities Counsel

cc:  Foley & Lardner LLP